CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Supplemental information
Cash paid	[2]	$ 36,520	[1]	$ 289,248	$ 286,695
Less: cash and cash equivalents acquired	[2]	(3,589)		(11,075)	(33,004)
Total consideration paid net of cash and cash equivalents acquired	[2]	$ 32,931		$ 278,173	$ 253,691
Number of shares issued under subscription agreement (in shares)	[3]	124,547		563,997	403,760
Amount of shares issued under subscription agreement		$ 16,431		$ 118,176	$ 72,926
Property and equipment, financed with trade payables		337		1,437	1,741
Payment for property and equipment		1,437		1,741	16,225
Intangibles assets financed with trade payables		845		5,886	132
Payments related to intangible assets acquired		$ 5,886		$ 132	1,984
Hybrido
Number of shares issued under subscription agreement (in shares)		62,840		427,557
Amount of shares issued under subscription agreement		$ 6,376		$ 92,581
Acquisitions from Prior Years
Liabilities assumed through business acquisitions		$ 3,712		$ 26,375	$ 29,422

[1]	As of December 31, 2024, the Company issued 427,557, common shares for a total amount of 92,581, according to the subscription agreement included in the stock purchase.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[3]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.